Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Value-added tax recoverable	$ 10,331	$ 3,969
Receivable from the Group's executives and employees, net of provision of $3,233 and nil, respectively	11,966	0
Deposit and prepayment for acquisitions, net of provision of $3,518 and nil, respectively	8,426	5,250
Other deposit and prepayment, net of provision of $526 and nil, respectively	7,626	423
Other receivable	1,610
Others, net of provision of $249 and $648, respectively	1,238	1,288
Total of prepaid expenses and other current assets	$ 41,197	$ 10,930